BORROWINGS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available credit facilities
Available credit facilities, total	$ 773,205,000
Payments due in the year ended December 31,
Total notes	2,659,518,000	3,361,882,000
Total bank loans	4,975,406,000	5,341,006,000
MTS International Notes due 2020
Compliance with covenants
Amount of a judgment that the entity may be subject to before it may be considered to be in default of debt covenants, subject to certain exemptions and qualifications	10,000,000
Minimum number of days in which a judgment requiring payment in excess of stated thresholds may continue unsatisfied before the entity is determined to be in default of debt covenants, subject to certain exemptions and qualifications	60 days
Percentage of the principal amount at which the notes are redeemable due to a change of control	101.00%
Payments due in the year ended December 31,
Total notes	750,000,000	750,000,000
Available credit facilities, Credit Agricole (Finnvera) maturing in 2019
Available credit facilities
Interest rate, description	EURIBOR
Interest rate added to base rate (as a percent)	1.65%
Commitment fees (as a percent)	0.825%
Available credit facilities, total	198,675,000
Available credit facilities, Sberbank maturing in 2014
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.325%
Commitment fees (as a percent)	0.10%
Available credit facilities, total	329,243,000
Available credit facilities, Gazprombank maturing in 2013
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.425%
Available credit facilities, total	80,665,000
Available credit facilities, Rosbank maturing in 2014
Available credit facilities
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.25%
Available credit facilities, total	82,311,000
Available credit facilities, CitiBank
Available credit facilities
Repayment term	182 days
Interest rate, description	MosPrime
Interest rate added to base rate (as a percent)	1.50%
Available credit facilities, ING Bank Eurasia maturing in 2013
Available credit facilities
Interest rate, description	MosPrime/LIBOR/EURIBOR
Interest rate added to base rate (as a percent)	1.50%
Available credit facilities, total	82,311,000
Notes
Payments due in the year ended December 31,
2013	330,537,000
2014	448,382,000
2015	742,490,000
2016	58,865,000
2017	329,244,000
Thereafter	750,000,000
Total notes	2,659,518,000
Loans
Payments due in the year ended December 31,
2013	573,597,000
2014	230,444,000
2015	1,301,100,000
2016	1,297,657,000
2017	1,257,809,000
Thereafter	314,799,000
Total bank loans	$ 4,975,406,000